Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 10
Entity Central Index Key	0001035018
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class A
Trading Symbol	SPQAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE
FUND
COSTS
FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class A	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 697,721,635
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?
Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class C
Trading Symbol	AGOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS
FOR THE
LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class C	$108	2.15%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.15%
Net Assets	$ 697,721,635
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?
Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class R
Trading Symbol	PJERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND
COSTS FOR
THE LAST
SIX MONTHS
?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R	$76	1.51%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.51%
Net Assets	$ 697,721,635
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?
Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class Z
Trading Symbol	JDEZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class Z	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 697,721,635
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?
Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Global Equity Income Fund-Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class R6
Trading Symbol	PJIQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R6	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 697,721,635
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/
2025
?
Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Mid-Cap Value Fund-Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	SPRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class A	$54	1.13%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%
Net Assets	$ 152,260,950
Holdings Count | Holdings	248
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS
OF
4/30
/
2025
?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Mid-Cap Value Fund-Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	NCBVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class C	$94	1.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.95%
Net Assets	$ 152,260,950
Holdings Count | Holdings	248
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/
2025
?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R
Trading Symbol	SDVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R	$70	1.45%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.45%
Net Assets	$ 152,260,950
Holdings Count | Holdings	248
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class Z
Trading Symbol	SPVZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class Z	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 152,260,950
Holdings Count | Holdings	248
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R2
Trading Symbol	PMVEX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R2	$59	1.23%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.23%
Net Assets	$ 152,260,950
Holdings Count | Holdings	248
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R4
Trading Symbol	PMVFX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R4	$47	0.98%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%
Net Assets	$ 152,260,950
Holdings Count | Holdings	248
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/
2025
?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	PMVQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R6	$35	0.73%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
Net Assets	$ 152,260,950
Holdings Count | Holdings	248
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 4/
30
/2025?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets